SEGMENT INFORMATION (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) segment	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)
Segment Reporting [Abstract]
Number of operating segment | segment	1	1
Total assets | $	$ 35,649,744	$ 60,156,450	$ 239,316